LONG-TERM DEBT (Details 2) $ in Thousands	Mar. 31, 2015 USD ($)
2015	$ 36,368
2016	19,418
2017	12,260
2018	12,144
2019	9,056
2020	6,920
Long-term Debt, Total	$ 96,166